Long term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt, net of unamortized debt issuance costs and discount	$ 40,000	$ 19,391
Less: current portion	0	0
Long-term debt, net of unamortized debt issuance costs and discount	$ 40,000	$ 19,391